Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Income Tax Contingency [Line Items]
Effective Income Tax Rate, Continuing Operations		38.30%	32.10%
Income Tax Reconciliation, Nondeductible Expense, Other		$ 1.8
Liability for Uncertain Tax Positions, Noncurrent	2.1	2.1
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	2.1	2.1
Income Tax Examination, Penalties and Interest Expense	0	0
Unrecognized Tax Benefits, Decreases Resulting from Current Period Tax Positions		$ 2.1